SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jun. 13, 2012 ADS 2011 Share Repurchase Plan USD ($)	Jun. 13, 2011 ADS 2011 Share Repurchase Plan	Dec. 31, 2011 ADS 2011 Share Repurchase Plan USD ($)	Dec. 31, 2011 ADS 2011 Share Repurchase Plan CNY	May 18, 2012 ADS 2012 Share Repurchase Plan USD ($)	Dec. 31, 2012 ADS 2012 Share Repurchase Plan USD ($)	Dec. 31, 2012 ADS 2012 Share Repurchase Plan CNY
Share Repurchase Program
Repurchases authorized			$ 10,000,000				$ 10,000,000
Period within which ADSs were to be repurchased				12 months
Number of shares repurchased					1,641,311	1,641,311		319,827	319,827
Shares repurchased, value	9,470,000	63,631,000			$ 10,000,000	63,631,000		$ 1,520,000	9,470,000